Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

Note 6

Goodwill and Other Intangible Assets, Net

Goodwill and other intangible assets primarily relate to the 2005 acquisition of Daily’s, a bacon processor located in the western United States, and the related subsequent repurchase of a non-controlling interest of Seaboard Foods LLC in the Pork segment for total goodwill of $40,628,000 as of December 31, 2012.  As of December 31, 2012, the Commodity Trading and Milling segment had goodwill of $2,590,000 and other intangible assets subject to amortization of $596,000, related to its investment in PSI.

The following table is a summary of other intangible assets at the end of each year:

	December 31,
(Thousands of dollars)	2012	2011
Other intangible assets subject to amortization:
Gross carrying amount customer relationships	$9,045	$9,045
Accumulated amortization customer relationships	(6,798)	(6,549)
Gross carrying amount other intangible assets	1,441	-
Accumulated amortization other intangible assets	(845)	-
Other intangible assets subject to amortization, net	2,843	2,496
Other intangible assets not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total other intangible assets, net	$19,843	$19,496

The amortization expense of other amortizable intangible assets for the years ended December 31, 2012, 2011 and 2010 was $1,095,000, $250,000 and $930,000, respectively. Amortization expense for the five succeeding years is $810,000 for the next year, $267,000 each for the second and third year, $252,000 in the fourth year and $250,000 in the fifth year.